Expense Example - VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.	Sep. 25, 2026 USD ($)
VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	$ 1,447